Trade Receivables, Other Receivables and Prepayments - Schedule of Trade and Other Receivables (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Trade and Other Receivables [Abstract]
Trade receivables	$ 4,655,951	$ 3,698,757
Allowance for expected credit losses
Total	$ 4,655,951	$ 3,698,757